Michael J. Cuggino, President

August 4, 2004

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Permanent Portfolio Family of Funds, Inc. (“Registrant”)
      Final Statement of Additional Information
      Registration No. 2-75661
      File No. 811-3379

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of the Registrant that:

      (1) The form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement; and

      (2) The text of the Registrant’s Post-Effective Amendment No. 30 to the Registration Statement has been filed electronically.

Respectively submitted,

/s/ Michael J. Cuggino

Permanent Portfolio Family of Funds, Inc. • 600 Montgomery Street, 27th Floor, San Francisco, California 94111
(415) 398-8000 • www.permanentportfoliofunds.com • Distributed by Quasar Distributors, LLC